SUBSEQUENT EVENTS	9 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Executive Employment Agreements.

On July 15, 2019, the Company entered into employment agreements with Patrick Herguth and Donald D'Ambrosio. Descriptions of these agreements are set forth below.

HIPAA Violation

In August 2019, we discovered a single HIPAA violation with respect to one of our patients. We have consulted with our regulatory attorneys on this matter and have been advised that we can expect a maximum fine of $250,000 for this violation. We are in the process of reporting this violation to all applicable state and federal agencies as well as the subject patient.

Litigation

On August 13, 2019, Prevail Health Solutions, LLC filed an amended complaint against the Company's wholly-owned subsidiary, Arcadian Telepsychiatry Services, LLC, and the Company's predecessor, MYnd Analytics, Inc. in the Circuit Court of Cook County, Illinois alleging violation of the Illinois Trade Secrets Act against Arcadian and MYnd, Breach of Contract by Arcadian, Breach of a Non-Compete clause by Arcadian, Breach of a Non-Disclosure Agreement by Arcadian and Tortious Interference with Contract by MYnd.  Pursuant to the Amended Complaint, the Plaintiff alleges damages "substantially in excess of $50,000," without specifying a specific amount. Arcadian and MYnd  believe the claims of plaintiff are without merit and intends to vigorously defend this lawsuit.  Arcadian and MYnd are currently preparing an answer and Amended Counterclaim against Prevail for breach of contract to this Amended Complaint.